Schedule of accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Funds payable to institutional funding partners	[1]		¥ 492,479	¥ 504,353
Accrued marketing expense			345,245	312,749
Accrued credit reference expense			90,805	67,146
Accrued collection service fee			69,836	41,975
Accrued technical services expense			44,383	43,697
Accrued payment channel expenses			26,167	35,426
Accrued professional service fee			55,943	37,527
Payable to platform users			142,628	111,409
Others			162,045	77,588
Total		$ 204,420	¥ 1,429,531	¥ 1,231,870

[1]	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.